Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 2
U.S. Federal income tax benefit at the statutory rate of 34%	$ 982,000	$ (142,000)
Effect of permanent differences	4,000	(9,000)
Effect of permanent differences - Government Grant		4,000
Effect of permanent differences - Warrants	114,000	1,184,000
State income taxes benefit, net of federal tax benefit	99,000	251,000
Other	(1,000)	(78,000)
Change in valuation allowance	(1,198,000)	(1,224,000)
Income tax expense		$ (14,000)